CROSS-REFERENCE SHEET


Explanatory Note: The Registrant is a "series" company. This Registration Statement relates to all eight series of the Registrant's shares: Starwood Strategic Fund, Aggressive Growth Fund, Laidlaw Fund (formerly Fiduciary Value Fund), Asset Allocation Fund, Taxable Fixed Income Fund, Municipal Fixed Income Fund, Taxable Money Market Fund and Tax-Free Money Market Fund. All of the Funds' shares are offered pursuant to a combined Prospectus (the "Combined Prospectus") and a combined Statement of Additional Information.


PART A.  INFORMATION REQUIRED IN THE PROSPECTUS.

Item in Form N-1A                               Prospectus Heading

Item 1.    Cover Page . . . . . . . . . . . . . Cover Page

Item 2.    Synopsis . . . . . . . . .. . . . .  Summary of Fund Expenses;
                                                Highlights

Item 3.    Condensed Financial Information . .  Financial Highlights;
                                                Performance Information;
                                                Supplement to Prospectus

Item 4.    General Description of Registrant .  Highlights; Investment
                                                Objectives and Policies;
                                                Certain Investments and
                                                Investment Techniques;
                                                General Information;
                                                Supplement to Prospectus

Item 5.    Management of the Fund . . . . . . . The Trust and Its Management;
                                                Supplement to Prospectus

Item 5A.   Management's Discussion of Fund . . .Not Applicable
           Performance

Item 6.    Capital Stock and Other Securities . General Information;
                                                Dividends and Distributions;
                                                Taxes

Item 7.    Purchase of Securities Being. . . .  How to Buy Shares;
           Offered Shareholder Services; Net Asset Value; The Trust and its Management

Item 8.    Redemption or Repurchase . . . . . . How to Redeem Shares;
                                                Exchange Privilege

Item 9.    Pending Legal Proceedings . . . . . .Not Applicable


Item 13.   Investment Objectives and Policies. .Investment Objectives and
                                                Policies; Types of Investments
                                                and Investment Techniques;
                                                Supplement to Prospectus

Item 16.   Investment Advisory and Other
             Services. . . . . . . . . . . . . .The Trust and Its Management;
                                                Supplement to Prospectus

PART B.  INFORMATION REQUIRED IN THE STATEMENT OF ADDITIONAL
INFORMATION.

Item in Form N-1A                                      Statement
Heading

Item 10.  Cover Page . . . . . . . . . . . . . . . .   Cover Page

Item 11.  Table of Contents . . . . . . . . . . . . . .Table of Contents

Item 12.  General Information and History . . . . . . .None

Item 13.  Investment Objectives and Policies . . . . . Types of Investments
                                                       and Investment
                                                       Techniques; Investment
                                                       Limitations

Item 14.  Management of the Fund . . . . . . . . . . . Management of the Trust

Item 15.  Control Persons and Principal Holders
 of Securities . . . . . . . . .. . . . . . . . . . .  Management of the Trust

Item 16.  Investment Advisory and Other Services . . . Investment Advisory
                                                       Arrangements;
                                                       Distribution
                                                       Arrangements;
                                                       Administrative
                                                       Services Arrangements;
                                                       Custodian, Transfer
                                                       Agent, Fund Accounting
                                                       Agent, and Independent
                                                       Accountants

Item 17.  Brokerage Allocation and Other Practices . . Brokerage
                                                       Transactions

Item 18.  Capital Stock and Other Securities . . . . . Information About the
                                                       Trust

Item 19.  Purchase, Redemption and Pricing of
         Securities Being Offered . . . . . . . . . . .Purchase and
                                                       Redemption;
                                                       Determination of Net
                                                       Asset Value

Item 20.  Tax Status . . . . . . . . . . . . . . . . . Tax Status

Item 21.  Underwriters . . . . . . . . . . . . . . .   Not Applicable

Item 22.  Calculation of Performance Data . . . . . . .Performance
                                                       Information

Item 23.  Financial Statements . . . . . . . . . . .   Financial Statements


PART C.  OTHER INFORMATION

    Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

                                                        January 6, 1997

                        THE VINTAGE FUNDS
                     SUPPLEMENT TO PROSPECTUS
                      DATED JANUARY 29, 1996


     Effective December 20, 1996, the following information replaces the information provided under the section titled "The Trust and Its Management - Portfolio Manager's Background" on page 38 of the Prospectus:

          The Laidlaw Fund, Taxable Fixed Income Fund, Municipal Fixed Income Fund, Taxable Money Market Fund and Tax-Free Money Market Fund. Jack R. Orben is the Funds' portfolio manager. Mr. Orben has been the Chairman of Fiduciary Counsel since 1979. Prior to that time, he was President of Orben & Associates, Inc., an investment consultant to bank trust departments. Since 1979, Mr. Orben has been a member of Fiduciary Counsel's Investment Policy Committee and Chairman of its Executive Committee. Mr. Orben graduated from Tufts University in 1960, and has nearly 25 years of investment experience.


     This Supplement, and the Prospectus dated January 29, 1996, contain information that you should know before investing in any of the Funds and should be retained for future reference. Additional information is included in the Statement of Additional Information dated December 20, 1996, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available upon request and without charge by calling (800) 408-4682 (1-800-40-VINTAGE).


                                                         January 6, 1997

                             THE VINTAGE FUNDS
                         SUPPLEMENT TO PROSPECTUS
                          DATED JANUARY 29, 1996


     Effective December 20, 1996, the following information replaces the information provided under the section titled "The Trust and Its Management - Portfolio Manager's Background" on page 25 of the Prospectus:

          Jack R. Orben is the Funds' portfolio manager. Mr. Orben has been the Chairman of Fiduciary Counsel since 1979. Prior to that time, he was President of Orben & Associates, Inc., an investment consultant to bank trust departments. Since 1979, Mr. Orben has been a member of Fiduciary Counsel's Investment Policy Committee and Chairman of its Executive Committee. Mr. Orben graduated from Tufts University in 1960, and has nearly 25 years of investment experience.


     This Supplement, and the Prospectus dated January 29, 1996, contain information that you should know before investing in any of the Funds and should be retained for future reference. Additional information is included in the Statement of Additional Information dated December 20, 1996, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available upon request and without charge by calling (800) 408-4682 (1-800-40-VINTAGE).